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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT AUGUST 30, 2007*



NAME OF FUND                                                        PROSPECTUS DATE           FORM NUMBER


RiverSource Absolute Return Currency and Income Fund                Dec. 29, 2006            S-6502-99 C
RiverSource Balanced Fund                                           Nov. 29, 2006            S-6326-99 AA
RiverSource California Tax-Exempt Fund                              Feb. 28, 2007            S-6328-99 AE
RiverSource Core Bond Fund                                          Sept. 29, 2006           S-6267-99 F
RiverSource Disciplined Equity Fund                                 Sept. 29, 2006           S-6263-99 F
RiverSource Disciplined International Equity Fund                   Dec. 29, 2006            S-6506-99 C
RiverSource Disciplined Large Cap Growth Fund                       April 25, 2007           S-6285-99 A
RiverSource Disciplined Small and Mid Cap Equity Fund               Sept. 29, 2006           S-6505-99 C
RiverSource Disciplined Small Cap Value Fund                        Sept. 29, 2006           S-6397-99 C
RiverSource Diversified Bond Fund                                   Oct. 30, 2006            S-6495-99 Z
RiverSource Diversified Equity Income Fund                          Nov. 29, 2006            S-6475-99 AA
RiverSource Emerging Markets Fund                                   Dec. 29, 2006            S-6354-99 R
RiverSource Emerging Markets Bond Fund                              Dec. 29, 2006            S-6398-99 C
RiverSource Equity Value Fund                                       May 30, 2007             S-6382-99 V
RiverSource European Equity Fund                                    Dec. 29, 2006            S-6006-99 K
RiverSource Floating Rate Fund                                      Sept. 29, 2006           S-6501-99 C
RiverSource Global Bond Fund                                        Dec. 29, 2006            S-6309-99 AC
RiverSource Global Equity Fund                                      Dec. 29, 2006            S-6334-99 AC
RiverSource Global Technology Fund                                  Dec. 29, 2006            S-6395-99 L
RiverSource Growth Fund                                             Sept. 29, 2006           S-6455-99 AA
RiverSource Income Opportunities Fund                               Sept. 29, 2006           S-6266-99 F
RiverSource Inflation Protected Securities Fund                     Sept. 29, 2006           S-6280-99 E
RiverSource Intermediate Tax-Exempt Fund                            Jan. 29, 2007            S-6355-99 R
RiverSource International Aggressive Growth Fund                    Dec. 29, 2006            S-6243-99 K
RiverSource International Equity Fund                               Dec. 29, 2006            S-6259-99 H
RiverSource International Opportunity Fund                          Dec. 29, 2006            S-6140-99 AD
RiverSource International Select Value Fund                         Dec. 29, 2006            S-6242-99 K
RiverSource International Small Cap Fund                            Dec. 29, 2006            S-6258-99 H
RiverSource Large Cap Equity Fund                                   Sept. 29, 2006           S-6244-99 G
RiverSource Large Cap Value Fund                                    Sept. 29, 2006           S-6246-99 G
RiverSource Limited Duration Bond Fund                              Sept. 29, 2006           S-6265-99 F
RiverSource Massachusetts Tax-Exempt Fund                           Feb. 28, 2007            S-6328-99 AE
RiverSource Michigan Tax-Exempt Fund                                Feb. 28, 2007            S-6328-99 AE
RiverSource Mid Cap Growth Fund                                     Jan. 29, 2007            S-6426-99 AC
RiverSource Mid Cap Value Fund                                      Nov. 29, 2006            S-6241-99 H
RiverSource Minnesota Tax-Exempt Fund                               Feb. 28, 2007            S-6328-99 AE
RiverSource New York Tax-Exempt Fund                                Feb. 28, 2007            S-6328-99 AE
RiverSource Ohio Tax-Exempt Fund                                    Feb. 28, 2007            S-6328-99 AE
RiverSource Precious Metals and Mining Fund                         May 30, 2007             S-6142-99 AD
RiverSource Small Cap Advantage Fund                                May 30, 2007             S-6427-99 M
RiverSource Small Cap Growth Fund                                   May 30, 2007             S-6301-99 K
RiverSource Small Company Index Fund                                March 30, 2007           S-6357-99 T

--------------------------------------------------------------------------------
S-6382-3 A (8/07)
Valid until next update
*Destroy May 30, 2008

NAME OF FUND                                                        PROSPECTUS DATE           FORM NUMBER

RiverSource Strategic Allocation Fund                               Nov. 29, 2006            S-6141-99 C
RiverSource Strategic Income Allocation Fund                        April 25, 2007           S-6287-99 A
RiverSource Tax-Exempt Bond Fund                                    Jan. 29, 2007            S-6310-99 AD
RiverSource Tax-Exempt High Income Fund                             Jan. 29, 2007            S-6430-99 AD


The discussion of "Investment Options - Classes of Shares - Determining which class of shares to purchase" is supplemented as follows:

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.


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                                     -- 2 --

The discussion of "Sales Charges - Initial Sales Charge - Waivers of the sales charge for Class A shares" is supplemented as follows:

 INITIAL SALES CHARGE - WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. SALES CHARGES DO NOT APPLY TO:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

- purchases made:

    - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

    - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

    - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

The discussion of "Opening an Account" is supplemented as follows:

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap accounts, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.


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                                     -- 3 --